PROPERTY AND EQUIPMENT, NET - Schedule of composition of property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost:	$ 169,330	$ 100,462
Less - accumulated depreciation	60,592	50,025
Depreciated cost	108,738	50,437
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost:	107,229	53,011
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Cost:	40,888	35,204
Internal use software
Property, Plant and Equipment [Line Items]
Cost:	7,724	4,983
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost:	13,239	7,010
Vehicles
Property, Plant and Equipment [Line Items]
Cost:	$ 250	$ 254